Financial Instruments	3 Months Ended	12 Months Ended
	Sep. 30, 2013	Jun. 30, 2013
Derivative Instruments And Hedging Activities Disclosure [Abstract]
Financial Instruments

NOTE 11. FINANCIAL INSTRUMENTS

We use derivative instruments to partially mitigate our business exposure to foreign currency exchange and interest rate risk. We may enter into foreign currency forward contracts to offset some of the foreign exchange risk of expected future cash flows on certain forecasted revenues and expenses and on certain assets and liabilities. We hedge foreign currency exposure up to a maximum period of twelve months. We may also enter into interest rate swap agreements to manage variability of expected future cash flows and interest expense related to our existing debt, and future debt issuances.

The following table summarizes the fair value of our assets related to derivatives designated as hedging instruments as of September 30, 2013 and June 30, 2013:

(in millions)	September 30, 2013	June 30, 2013
Assets:
Derivatives Designated as Hedging Instruments:
Forward Interest Rate Swap Agreements [1]	$41	$34

Total Assets	$41	$34

[1]	All forward interest rate swap agreements classified as derivative assets are recorded as “Other Current Assets” or “Other Assets” in the unaudited condensed consolidated balance sheets, depending on the expected settlement dates.

We had no liabilities related to derivatives designated as hedging instruments as of September 30, 2013 and June 30, 2013.

Cash Flow Hedges. We may enter into foreign currency forward contracts to protect the value of anticipated foreign currency revenues and expenses associated with certain forecasted transactions. We also enter into interest rate swap contracts with various counterparties to manage variability of expected future cash flows from changing interest rates. These derivative instruments are designated and qualify as cash flow hedges. Accordingly, the effective portion of the gain (loss) on the derivative instrument is reported as a component of Accumulated Other Comprehensive Income (“AOCI”) and reclassified into earnings in the same line item associated with the forecasted transaction and in the same period during which the hedged transaction affects earnings. The ineffective portion of the gain (loss) on the derivative instrument is recognized in earnings immediately. The impact of foreign currency forward contract cash flow hedges, if any, is included in the unaudited condensed consolidated statements of cash flows in “Other Accrued Liabilities and Operating Items, Net”.

No foreign currency forward contracts were outstanding at September 30, 2013 and June 30, 2013. At September 30, 2013 and June 30, 2013, we held forward interest rate swap contracts to hedge probable, but not firmly committed, future transactions associated with our debt. The outstanding cash flow hedges are not subject to netting arrangements between the counterparties.

The notional amount of the outstanding cash flow hedges related to interest rate swap agreements was $450 million as of September 30, 2013 and June 30, 2013.

During the year ended June 30, 2012, we entered into forward interest rate swap agreements with the aggregate notional amount totaling $750 million. During the quarter ended September 30, 2012, the forward interest swap agreement with an aggregate notional amount totaling $300 million expired. These agreements hedge the variability in future interest rates due to changes in the benchmark interest rate.

Credit risk of these agreements was not material as of September 30, 2013 and June 30, 2013. The unrealized net gain included in AOCI on the unaudited condensed consolidated balance sheet was $41 million and $34 million at September 30, 2013, and June 30, 2013, respectively. The amounts reclassified from AOCI to the consolidated statements of income for the quarters ended September 30, 2013 and 2012 were not material. The amount of ineffectiveness associated with these derivative instruments was not material.

Fair Value (Non-Designated) Hedges. We enter into foreign currency forward contracts to manage foreign exchange exposure related to intercompany financing transactions and other balance sheet items subject to revaluation that do not meet the requirements for hedge accounting treatment. Accordingly, these derivative instruments are adjusted to current market value at the end of each period. The gain (loss) recorded on these instruments is substantially offset by the remeasurement adjustment on the foreign currency denominated asset or liability. The settlement of the derivative instrument and the remeasurement adjustment on the foreign currency denominated asset or liability are both recorded in the unaudited condensed consolidated statements of income in “Interest Expense and Other, Net”. The maximum period of time that we hedge exposure for foreign currency fair value hedges is 31 days.

The notional amount of the fair value hedges outstanding related to foreign currency forward contracts was $55 million and $71 million as of September 30, 2013 and June 30, 2013, respectively.

During the quarters ended September 30, 2013 and 2012, we recognized $2 million and $1 million of losses, respectively, within “Interest Expense and Other, Net”, for foreign currency forward contracts.

The following is a summary of all unsettled derivative instruments and the associated amount we would have paid or received to terminate these contracts based on quoted market prices for the same or similar instruments as of September 30, 2013 and June 30, 2013:

	September 30, 2013		June 30, 2013
(in millions)	Notional Amount	Fair Value of Unrealized Gain/(Loss)	Notional Amount	Fair Value of Unrealized Gain/(Loss)
Foreign Currency Forward Contracts	$55	$—	$71	$—
Interest Rate Swap Agreements	450	41	450	34

Total	$505	$41	$521	$34

NOTE 14. FINANCIAL INSTRUMENTS

We use derivative instruments to partially mitigate our business exposure to foreign currency exchange and interest rate risk. We may enter into foreign currency forward contracts to offset some of the foreign exchange risk of expected future cash flows on certain forecasted revenues and expenses and on certain assets and liabilities. We hedge foreign currency exposure up to a maximum period of twelve months. We may also enter into interest rate swap agreements to manage variability of expected future cash flows and interest expense related to our existing debt, and future debt issuances.

The following table summarizes the fair value of our assets and liabilities related to derivative instruments as of June 30, 2013 and June 30, 2012:

(in millions)	June 30, 2013	June 30, 2012
Assets:
Derivatives Designated as Hedging Instruments:
Foreign Currency Forward Contracts[1]	$—	$2
Forward Interest Rate Swap Agreements[2]	34	—

Total Assets	$34	$2

Liabilities:
Derivatives Designated as Hedging Instruments:
Foreign Currency Forward Contracts[3]	$—	$3
Forward Interest Rate Swap Agreements[4]	—	17

Total Liabilities	$—	$20

[1]	All foreign currency forward contracts classified as derivative assets are recorded as “Other Current Assets” in the consolidated balance sheets.
[2]	All forward interest rate swap agreements classified as derivative assets are recorded as “Other Current Assets” or “Other Assets” in the consolidated balance sheets.
[3]	All foreign currency forward contracts classified as derivative liabilities are recorded as “Other Accrued Liabilities” in the consolidated balance sheets.
[4]	All forward interest rate swap agreements classified as derivative liabilities are recorded as “Other Liabilities” in the consolidated balance sheets.

The following is a summary of all unsettled derivative instruments and the associated amount we would have paid or received to terminate these contracts based on market prices for the same or similar instruments, as of June 30, 2013 and June 30, 2012:

	June 30, 2013		June 30, 2012
(in millions)	Notional Amount	Fair Value Gain	Notional Amount	Fair Value Loss
Foreign Currency Forward Contracts	$71	$—	$106	$(1)
Interest Rate Swap Agreements	450	34	750	(17)

Total	$521	$34	$856	$(18)

Cash Flow Hedges.    We enter into foreign currency forward contracts to protect the value of anticipated foreign currency revenues and expenses associated with certain forecasted transactions. We also enter into interest rate swap contracts to manage variability of expected future cash flows from changing interest rates. These derivative instruments are designated and qualify as cash flow hedges. Accordingly, the effective portion of the gain (loss) on the derivative instrument is reported as a component of Accumulated Other Comprehensive Income (“AOCI”) and reclassified into earnings in the same line item associated with the forecasted transaction and in the same period during which the hedged transaction affects earnings. The ineffective portion of the gain (loss) on the derivative instrument is recognized in earnings immediately. The impact of foreign currency forward contract cash flow hedges is included in the consolidated statements of cash flows in “Other Accrued Liabilities and Operating Items, Net”.

No foreign currency forward contracts were outstanding at June 30, 2013. At June 30, 2012, we held foreign currency forward contracts to hedge probable, but not firmly committed, revenue, inventory purchases and expenses. At June 30, 2013 and June 30, 2012, we also held forward interest rate swap contracts to hedge probable, but not firmly committed, future transactions associated with our debt.

The following table shows the notional amount of the outstanding cash flow hedges as of June 30, 2013 and June 30, 2012:

	June 30, 2013	June 30, 2012
(in millions)	Notional Amount	Notional Amount
Foreign Currency Forward Contracts	$—	$47
Interest Rate Swap Agreements	450	750

Total	$450	$797

During the year ended June 30, 2012, we entered into forward interest rate swap agreements with the aggregate notional amount totaling $750 million. During the year ended June 30, 2013, the forward interest swap agreement with an aggregate notional amount totaling $300 million expired. These agreements hedge the variability in future interest rates due to changes in the benchmark interest rate.

Credit risk of these contracts was not material as of June 30, 2013 and June 30, 2012. The unrealized net gain included in AOCI on the consolidated balance sheet was $34 million at June 30, 2013, and the unrealized net loss was $18 million at June 30, 2012. The amounts reclassified from AOCI to the consolidated statements of income for the fiscal years ended June 30, 2013 and 2012 were not material. The amount of ineffectiveness associated with these derivative instruments was not material.

Fair Value (Non-Designated) Hedges.    We enter into foreign currency forward contracts to manage foreign exchange exposure related to intercompany financing transactions and other balance sheet items subject to revaluation that do not meet the requirements for hedge accounting treatment. Accordingly, these derivative instruments are adjusted to current market value at the end of each period. The gain (loss) recorded on these instruments is substantially offset by the remeasurement adjustment on the foreign currency denominated asset or liability. The settlement of the derivative instrument and the remeasurement adjustment on the foreign currency denominated asset or liability are both recorded in the consolidated statements of income in “Interest Expense and Other, Net”. The maximum period of time that we hedge exposure for foreign currency fair value hedges is 31 days.

The following table summarizes the notional amount of the fair value hedges outstanding as of June 30, 2013 and June 30, 2012:

	June 30, 2013	June 30, 2012
(in millions)	Notional Amount	Notional Amount
Foreign Currency Forward Contracts	$71	$59

The following table summarizes the gain (loss) recognized in earnings for fair value hedges for the fiscal years 2013, 2012 and 2011:

	For Fiscal Year Ended June 30,
(in millions)	2013	2012	2011
Foreign Currency Forward Contracts	$1	$(1)	$(9)